Basic and diluted net loss per share (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator (RMB'000):
Net (loss)/income attributable to the ordinary shareholders of the Company	$ (2,720)	(16,875)	28,132	(9,291)
Accretion to convertible redeemable preferred shares redemption value	(170,017)	(1,054,890)	(262,782)	(22,870)
Deemed dividend to Series A preferred shareholders			(14,402)	(540)
Deemed dividend to Li Meiping ordinary shares			(29,075)	(300)
Net loss attributable to the ordinary shareholders of iDreamSky Technology Limited	(172,737)	(1,071,765)	(278,127)	(33,001)
Dilutive effect of Preferred Shares
Numerator for diluted loss per share - net loss attributable to ordinary shareholders		(1,071,765)	(278,127)	(33,001)
Denominator (Thousand shares):
Denominator for basic and diluted net loss per share-weighted average number of shares outstanding	94,548	94,548	39,930	42,740
Basic net loss per share (RMB)	$ (1.83)	(11.34)	(6.97)	(0.77)
Diluted net loss per share (RMB)	$ (1.83)	(11.34)	(6.97)	(0.77)